Divestitures - Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018		Mar. 31, 2017 [2]
Assets:
Total current assets of discontinued operations	$ 581	[1]	$ 0
Total non-current assets of discontinued operations	3,363	[1]	0
Liabilities:
Total current liabilities of discontinued operations	789	[1]	0
Total long-term liabilities of discontinued operations	456	[1]	$ 0
USPS Separation | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff
Assets:
Cash and cash equivalents	68
Receivables, net	432
Prepaid expenses	75
Other current assets	6
Total current assets of discontinued operations	581
Intangible assets, net	912
Goodwill	2,033
Property and equipment, net	283
Other assets	135
Total non-current assets of discontinued operations	3,363
Total assets	3,944
Liabilities:
Short-term debt and current maturities of long-term debt	155
Accounts payable	195
Accrued payroll and related costs	22
Accrued expenses and other current liabilities	346
Deferred revenue and advance contract payments	53
Income tax payable	18
Total current liabilities of discontinued operations	789
Long-term debt, net of current maturities	214
Non-current deferred revenue	7
Non-current income tax liabilities and deferred tax liabilities	163
Other long-term liabilities	72
Total long-term liabilities of discontinued operations	456
Total liabilities	$ 1,245

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.